Share-based awards - Summary of Stock Option Activity (Details) - Employee Stock Option			9 Months Ended
	Sep. 30, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Sep. 30, 2024 $ / shares shares
Options Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares			902,806
Granted (in shares) | shares			68,380
Exercised (in shares) | shares			(275,805)
Forfeited (in shares) | shares			(17,341)
Outstanding at end of period (in shares) | shares	678,040	902,806	678,040
Exercisable at end of period (in shares) | shares	461,732		461,732
Weighted Average Exercise Price
Outstanding at beginning of period (in USD per share) | $ / shares			$ 142.96
Granted (in USD per share) | $ / shares			325.51
Exercised (in USD per share) | $ / shares			117.37
Forfeited (in USD per share) | $ / shares			239.54
Outstanding at end of period (in USD per share) | $ / shares	$ 169.30	$ 142.96	169.30
Exercisable at end of period (in USD per share) | $ / shares	$ 133.30		$ 133.30
Weighted Average Remaining Contractual Life
Weighted average contractual term of options outstanding	4 years 3 months 14 days	4 years 5 months 1 day
Weighted average contractual term of options exercisable	3 years 5 months 23 days